SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									102 Months Ended	108 Months Ended		9 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2003	Sep. 30, 2012 Restatement Adjustment [Member]	Dec. 31, 2012 Building [Member]	Jun. 30, 2013 Building [Member] Minimum [Member]	Jun. 30, 2013 Building [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Jun. 30, 2013 Machinery and Equipment [Member] Minimum [Member]	Jun. 30, 2013 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member]	Jun. 30, 2013 Vehicles [Member] Minimum [Member]	Jun. 30, 2013 Vehicles [Member] Maximum [Member]	Jun. 30, 2013 Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000		$ 250,000		$ 250,000									$ 250,000	$ 250,000
Reclamation Bond Deposit (in Dollars)	5,000		5,000		2,000	0								2,000	5,000
Deposit Liability, Current (in Dollars)	0		0		9,835	0								9,835	0
Fair Value Assumptions, Expected Volatility Rate																											116.00%
Deferred Finance Costs, Net (in Dollars)	11,781		11,781		30,110									30,110	11,781
Amortization of Financing Costs (in Dollars)			16,540	0	15,639	0								15,639	32,179
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			52,131,637	43,145,833	47,532,822	37,562,250
Property, Plant and Equipment, Useful Life																			18 years	28 years		3 years	10 years		3 years	5 years
undefined (in Dollars)	1,797,499		1,797,499		1,797,488	1,797,564								1,797,488	1,797,499		(389,718)
Exploration Expense, Mining (in Dollars)	179,639	139,036	226,540	307,150	591,926	265,137								1,672,351	1,898,891		389,718
Net Income (Loss) Attributable to Parent (in Dollars)	(784,903)	(355,916)	(1,375,324)	(895,168)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,851,172)		(389,718)
Earnings Per Share, Basic (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)											$ 0.00
Stockholders' Equity Attributable to Parent (in Dollars)	(2,734,983)		(2,734,983)		(1,581,227)	41,082	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)	(1,581,227)	(2,734,983)	0	(389,718)
Fair Value Measurements, Significant Assumptions					Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%
Interest Expense, Other (in Dollars)					15,639
Goodwill, Impairment Loss (in Dollars)					$ 5,341
Property, Plant and Equipment, Estimated Useful Lives																		18-28 years for buildings, 3-10 years for machinery and equipment and 3- 5 years			3-10 years for machinery and equipment and 3- 5 years			3- 5 years